OTHER EQUITY AND RESERVES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Description of vesting requirements for share-based payment arrangement	At any time, the aggregate number of ordinary shares of the company may be granted under Awards that have not vested shall not exceed 5% of the ordinary shares in issue (excluding treasury shares) on the day preceding the Award.
Issued Capital Shares	1
Increase in Number of issued Shares New Issues	19,063,833
Share based CompensationNumber Of Shares Nonvested Subjected to Awards	728,000
Expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	$ 3,156,000	$ 2,294,000
Expense from share-based payment transactions with employees	$ 3,156,000	1,364,000
Incremental fair value granted, modified share-based payment arrangements		$ 933,000
2018 FSP [Member]
Statement1 [Line Items]
Share based Payments Number of Awards Available for Grant	210,209
Top of range [member]
Statement1 [Line Items]
Share based CompensationNumber Of Shares Nonvested Subjected to Awards	953,191